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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530

                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 29


Date of reporting period:  March 1, 2007 through February 29, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     SELECT
                                   VALUE FUND

                                      PSEAX
                                  Ticker Symbol


                                     Annual
                                     Report

                                     2/29/08

                              [LOGO]PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            8

Prices and Distributions                                     9

Performance Update                                          10

Comparing Ongoing Fund Expenses                             11

Schedule of Investments                                     13

Financial Statements                                        17

Notes to Financial Statements                               21

Report of Independent Registered Public Accounting Firm     26

Approval of Investment Advisory Agreement                   27

Trustees, Officers and Service Providers                    31

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing U.S. economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out much of the positive returns markets delivered in the preceding year. For the 12 months ending February 29, 2008, the Dow Jones Industrial Average rose 2%, the Standard & Poor's 500 Index declined 4% and the NASDAQ Composite Index fell 6%, and the MSCI EAFE Developed Market Index of international stock markets rose 1%. Over the 12-month period, the MSCI Emerging Markets Index was a standout performer, rising 34%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7% over the 12 months ending February 29, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 3% over the 12-month period as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08
--------------------------------------------------------------------------------

Amid mounting about problems in the credit markets and concerns about slowing growth in the domestic economy, stock values generally declined during the 12 months ended February 29, 2008. Amid this downturn, larger-cap stocks tended to outperform small- and mid-caps. In the following discussion, Rod Wright, leader of the team managing the Pioneer Select Value Fund, provides an update on the Fund and the factors that affected performance during the 12-month period.

Q: How did Pioneer Select Value Fund perform during the 12 months ended February 29, 2008?

A: Pioneer Select Value Fund's Class A Shares had a total return of -14.30%, at net asset value, for the period. During the same 12 months, the Fund's benchmark, the Russell 1000 Value Index, returned -7.91%, while the Standard & Poor's 500 Index, a measure of the overall market, returned -3.60%. The average return of the 535 mutual funds in Lipper's Large Cap Value category was -5.80% over the same 12-month period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting Fund performance relative to the Russell 1000 Value Index for the 12 months?

A: The major factor that detracted from the Fund's benchmark-relative results during the period was a de-emphasis on energy stocks, a group which significantly outperformed the overall market during a period of rising energy prices. In addition, the Fund's overweight in health care stocks, which lagged the market, also held back results. It is important to note that our management strategy focuses on fundamental analysis of individual companies. Our bottom-up stock selection process dictates the Fund's sector weightings, based on our view of which companies represent the best long-term opportunities, regardless of their sectors or industries. We maintain relatively large positions in a focused portfolio of reasonably priced stocks, including shares of mid-cap

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     companies, as well as shares of large-cap companies. We emphasize the stocks of corporations that we think offer superior relative value based on several attributes: above-average returns on equity and on invested capital; strong records in profit growth; solid balance sheets; seasoned, successful managements; and firm positions within their competitive markets. Because the Fund's portfolio is concentrated among stocks of about 30 different companies, performance may be more volatile over short periods of time. Our goal is to produce superior results over the longer term.

Q:   What types of investments held back performance over the 12 months?

A: As stated earlier, the Fund did not participate in the strong performance in the energy sector. The New York Stock Exchange Energy Index, for example, rose by more than 30% during the 12 months, despite negative performance in the overall stock market. As a result of our selection process, the Fund had only an average weighting of 7% of its assets dedicated to energy stocks during the period, compared with the benchmark Russell 1000 Value Index's average weighting of 15%. The Fund did not, for example, own shares of major large-cap oil companies such as ExxonMobil, Chevron, or Occidental. In addition, the performance of the Fund's investment in Tesoro, a refiner, lagged the energy sector, which also held back results.

     The Fund's investments in the weak-performing health care sector, while less significant a factor, also held back results. We had an average weighting of about 15% of its assets in health care stocks, compared with an average of about 7% for its benchmark index; in addition, several of the Fund's health care holdings had disappointing results during the period. A notable example was Omnicare, a pharmacy company specializing in providing prescription drugs for institutions which provide services to the elderly. While Omnicare's core business remained healthy and its competitive position remained solid, it failed to meet its earnings targets because of a combination of issues, including changes in Medicaid regulations and problems with a major institutional customer. While Omnicare's stock languished over the period, we have retained the Fund's investment because the stock has been inexpensively priced and we believe the company's basic strategy is sound and that its

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                              (continued)
--------------------------------------------------------------------------------

     opportunities remain appealing. Also holding back results was the Fund's investment in Cooper, a medical products firm with separate divisions specializing in eye care and women's health products. It failed to meet its earnings objectives early in the period, although it has shown improvement more recently. In addition, several financials holdings detracted from results, including bond insurer AMBAC and First Marblehead, which specializes in securitizing student loans. Both companies underperformed as investor confidence in securities with any credit risk weakened. We sold the Fund's position in AMBAC, but retained the Fund's investment in First Marblehead.

Q:   What types of investments helped support performance?

A: The Fund's investments in materials stocks were a major help. We invested an average of 8% of Fund assets in materials companies, compared with the Russell 1000 Value Index's 4% average weighting, and the Fund's stock holdings in the sector appreciated by an average of 45% during the period. The major contributor was Freeport-McMoRan Copper & Gold. Taking advantage of strong demand and rapidly rising commodity prices, Freeport-McMoRan was able to acquire copper miner Phelps Dodge and then retire most of its debt from the transaction within a few months. Newmont Mining, a gold producer, was another materials stock that helped Fund performance.

     Other individual investments that helped performance were Finnish telecommunications company Nokia, specialty retailer Gap, and life and disability insurance company UNUM Group.

Q:   What is your investment outlook?

A: We most likely have a more optimistic outlook than the overall market, as we believe the overall economy remains strong and that the U.S. Federal Reserve Board seems committed to providing liquidity to the financial system sufficient for an economic rebound. We intend to remain committed to our approach of focusing on the fundamentals of individual companies and we believe we are continuing to find attractive opportunities in companies that should perform well over the longer term.

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                             90.5%
Temporary Cash Investments                      7.2%
Depositary Receipts for International Stocks    2.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology     16.3%
Consumer Discretionary     15.5%
Financials                 14.8%
Health Care                14.0%
Consumer Staples           10.3%
Materials                  10.2%
Industrials                 9.1%
Energy                      5.6%
Utilities                   4.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Gap, Inc.                                    4.63%
 2.  Newmont Mining Corp.                         4.26%
 3.  Public Service Enterprise Group, Inc.        4.25%
 4.  The Interpublic Group of Companies, Inc.     4.09%
 5.  Omnicare, Inc.                               3.95%
 6.  Equifax, Inc.                                3.93%
 7.  Kroger Co.                                   3.90%
 8.  Unum Group                                   3.87%
 9.  Progressive Corp.                            3.68%
10.  Tesoro Petroleum Corp.                       3.56%

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class   2/29/08   2/28/07
-----   -------   -------
  A      $9.65    $12.94

Distributions Per Share
--------------------------------------------------------------------------------

                    3/1/07 - 2/29/08
                    ----------------
           Net
        Investment     Short-Term      Long-Term
Class     Income     Capital Gains   Capital Gains
-----   ----------   -------------   -------------
  A       $0.0358       $0.5734         $0.9880

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

        Value of $10,000 Investment

       Pioneer Select   Russell 1000
         Value Fund      Value Index

6/04      $ 9,425          $10,000
           10,516           11,374
2/06       11,522           12,541
           13,263           14,624
2/08      $11,367          $13,467

----------------------------------------------------------------
Average Annual Total Returns
(As of February 29, 2008)
                                     Net Asset   Public Offering
Period                              Value (NAV)    Price (POP)
Life-of-Class
(6/10/04)                               6.14%         4.46%
1 Year                                -14.30        -19.23
----------------------------------------------------------------
Expense Ratio
(Per prospectus dated July 1, 2007)
                                        Gross          Net

                                        7.59%         1.25%
----------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 7/1/09 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000(R) Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result by the number in (1) above the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on actual returns from September 1, 2007 through February 29, 2008

Share Class                                A
-----------------------------------------------
Beginning Account Value On 9/1/07     $1,000.00
Ending Account Value On 2/29/08       $  837.57
Expenses Paid During Period*          $    5.71

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Select Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from September 1, 2007 through February 29, 2008

Share Class                                A
-----------------------------------------------
Beginning Account Value On 9/1/07     $1,000.00
Ending Account Value On 2/29/08       $1,018.65
Expenses Paid During Period*          $    6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08
--------------------------------------------------------------------------------

Shares                                                           Value
           COMMON STOCKS - 100.7%
           Energy - 5.6%
           Oil & Gas Refining & Marketing - 3.6%
   834     Tesoro Petroleum Corp.                             $ 30,975
                                                              --------
           Oil & Gas Storage & Transportation - 2.0%
 1,072     El Paso Corp.                                      $ 17,474
                                                              --------
           Total Energy                                       $ 48,449
                                                              --------
           Materials - 10.2%
           Diversified Metals & Mining - 2.6%
   225     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 22,694
                                                              --------
           Gold - 4.3%
   725     Newmont Mining Corp.                               $ 37,098
                                                              --------
           Metal & Glass Containers - 3.3%
   650     Ball Corp.                                         $ 28,665
                                                              --------
           Total Materials                                    $ 88,457
                                                              --------
           Commercial Services & Supplies - 9.2%
           Diversified Commercial Services - 4.0%
 1,000     Equifax, Inc.*                                     $ 34,220
                                                              --------
           Environmental & Facilities Services - 2.4%
   632     Waste Management, Inc.                             $ 20,749
                                                              --------
           Office Services & Supplies - 2.8%
   475     Avery Dennison Corp.                               $ 24,377
                                                              --------
           Total Commercial Services & Supplies               $ 79,346
                                                              --------
           Consumer Durables & Apparel - 3.0%
           Consumer Electronics - 2.1%
   440     Harman International Industries, Inc.              $ 18,128
                                                              --------
           Homebuilding - 0.9%
   528     D.R. Horton, Inc.                                  $  7,408
                                                              --------
           Total Consumer Durables & Apparel                  $ 25,536
                                                              --------
           Media - 5.3%
           Advertising - 4.1%
 4,128     The Interpublic Group of Companies, Inc.*          $ 35,583
                                                              --------
           Movies & Entertainment - 1.2%
   302     The Walt Disney Co.                                $  9,788
                                                              --------
           Total Media                                        $ 45,371
                                                              --------

  The accompanying notes are an integral part of these financial statements.  13

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08                                      (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
           Retailing - 7.4%
           Apparel Retail - 4.7%
 2,000     Gap, Inc.                                          $ 40,340
                                                              --------
           Department Stores - 0.9%
    84     Sears Holdings Corp.*(b)                           $  8,032
                                                              --------
           Home Improvement Retail - 1.8%
   600     Home Depot, Inc.                                   $ 15,930
                                                              --------
           Total Retailing                                    $ 64,302
                                                              --------
           Food & Drug Retailing - 3.9%
           Food Retail - 3.9%
 1,400     Kroger Co.                                         $ 33,950
                                                              --------
           Total Food & Drug Retailing                        $ 33,950
                                                              --------
           Food, Beverage & Tobacco - 3.5%
           Tobacco - 3.5%
   400     Loews Corp., Carolina Group                        $ 30,116
                                                              --------
           Total Food, Beverage & Tobacco                     $ 30,116
                                                              --------
           Household & Personal Products - 3.0%
           Personal Products - 3.0%
   600     Estee Lauder Co.                                   $ 25,548
                                                              --------
           Total Household & Personal Products                $ 25,548
                                                              --------
           Health Care Equipment & Services - 7.5%
           Health Care Services - 4.0%
 1,640     Omnicare, Inc. (b)                                 $ 34,405
                                                              --------
           Health Care Supplies - 3.5%
   900     Cooper Co., Inc. (b)                               $ 30,771
                                                              --------
           Total Health Care Equipment & Services             $ 65,176
                                                              --------
           Pharmaceuticals & Biotechnology - 6.5%
           Pharmaceuticals - 6.5%
   650     Merck & Co., Inc.                                  $ 28,795
 1,276     Schering-Plough Corp.                                27,689
                                                              --------
                                                              $ 56,484
                                                              --------
           Total Pharmaceuticals & Biotechnology              $ 56,484
                                                              --------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
           Banks - 0.3%
           Thrifts & Mortgage Finance - 0.3%
   151     People's Bank                                      $  2,546
                                                              --------
           Total Banks                                        $  2,546
                                                              --------
           Diversified Financials - 3.7%
           Consumer Finance - 1.4%
 1,000     The First Marblehead Corp.                         $ 12,030
                                                              --------
           Investment Banking & Brokerage - 2.3%
   250     Bear Stearns Co., Inc.                             $ 19,965
                                                              --------
           Total Diversified Financials                       $ 31,995
                                                              --------
           Insurance - 10.9%
           Life & Health Insurance - 3.9%
 1,471     UNUM Group                                         $ 33,701
                                                              --------
           Property & Casualty Insurance - 3.7%
 1,750     Progressive Corp.                                  $ 32,078
                                                              --------
           Reinsurance - 3.3%
   525     Renaissance Holdings, Ltd.                         $ 28,823
                                                              --------
           Total Insurance                                    $ 94,602
                                                              --------
           Technology Hardware & Equipment - 9.7%
           Computer Hardware - 6.5%
   928     Dell, Inc.*                                        $ 18,421
   825     Sun Microsystems, Inc.*                              13,530
   950     Teradata Corp.*                                      23,969
                                                              --------
                                                              $ 55,920
                                                              --------
           Computer Storage & Peripherals - 3.2%
 1,245     Imation Corp. (b)                                  $ 28,075
                                                              --------
           Total Technology Hardware & Equipment              $ 83,995
                                                              --------
           Semiconductors - 6.7%
           Semiconductor Equipment - 2.5%
 1,118     Applied Materials, Inc.                            $ 21,432
                                                              --------
           Semiconductors - 4.2%
 2,648     Infineon Technologies (A.D.R.)*                    $ 21,369
   905     National Semiconductor Corp.                         14,905
                                                              --------
                                                              $ 36,274
                                                              --------
           Total Semiconductors                               $ 57,706
                                                              --------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08                                      (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
           Utilities - 4.3%
           Multi-Utilities - 4.3%
   840     Public Service Enterprise Group, Inc.              $ 37,044
                                                              --------
           Total Utilities                                    $ 37,044
                                                              --------
           TOTAL COMMON STOCKS
           (Cost $975,042)                                    $870,623
                                                              --------
           TEMPORARY CASH INVESTMENTS - 7.8%
           Security Lending Collateral - 7.8%
67,869     Securities Lending Investment Fund, 4.04%          $ 67,869
                                                              --------
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost $67,869)                                     $ 67,869
                                                              --------
           TOTAL INVESTMENT IN SECURITIES - 108.5%
           (Cost $1,042,911)(a)                               $938,492
                                                              --------
           OTHER ASSETS AND LIABILITIES - (8.5)%              $(73,827)
                                                              --------
           TOTAL NET ASSETS - 100.0%                          $864,665
                                                              ========

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,044,419 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                       $  49,432
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                        (155,359)
                                                                                ---------
         Net unrealized loss                                                    $(105,927)
                                                                                =========

(b)      At February 29, 2008, the following securities were out on loan:

         Shares     Description                   Value
            891     Cooper Co., Inc.           $ 30,463
          1,223     Imation Corp.                27,579
            198     Omnicare, Inc.                4,154
             20     Sears Holdings Corp.*         1,912
                                               --------
                    Total                      $ 64,108
                                               ========

Purchases and sales of securities (excluding temporary cash investments) for the year ended February 29, 2008 aggregated $1,024,700 and $1,128,251, respectively.

16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/08
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $64,108) (cost $1,042,911)                               $  938,492
  Receivables -
    Investment securities sold                                    6,600
    Dividends and interest                                          556
    Due from Pioneer Investment Management, Inc.                  5,032
  Other                                                             122
                                                             ----------
      Total assets                                           $  950,802
                                                             ----------
LIABILITIES:
  Payables -
    Investment securities purchased                          $    2,574
    Upon return of securities loaned                             67,869
  Due to bank                                                     3,416
  Due to affiliates                                                  46
  Accrued expenses                                               12,232
                                                             ----------
      Total liabilities                                      $   86,137
                                                             ----------
NET ASSETS:
  Paid-in capital                                            $1,002,922
  Accumulated net realized loss on investments                  (33,838)
  Net unrealized loss on investments                           (104,419)
                                                             ----------
      Total net assets                                       $  864,665
                                                             ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $864,665/89,627 shares)                  $     9.65
                                                             ==========
MAXIMUM OFFERING PRICE:
  Class A ($9.65 [divided by] 94.25%)                        $    10.24
                                                             ==========

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 2/29/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $214)       $14,420
  Interest                                                  1,697
  Income from securities loaned, net                          633
                                                          -------
      Total investment income                                          $   16,750
                                                                       ----------
EXPENSES:
  Management fees                                         $ 7,937
  Transfer agent fees and expenses                             22
  Administrative fees                                         255
  Custodian fees                                           14,304
  Registration fees                                         4,160
  Professional fees                                        37,498
  Printing expense                                         11,726
  Fees and expenses of nonaffiliated trustees               7,705
  Miscellaneous                                             2,274
                                                          -------
      Total expenses                                                   $   85,881
      Less management fees waived and
        expenses reimbursed by Pioneer Investment
        Management, Inc.                                                  (71,728)
                                                                       ----------
      Net expenses                                                     $   14,153
                                                                       ----------
        Net investment income                                          $    2,597
                                                                       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                     $   51,765
                                                                       ----------
  Change in net unrealized loss on investments                         $ (206,225)
                                                                       ----------
  Net loss on investments                                              $ (154,460)
                                                                       ----------
  Net decrease in net assets resulting from operations                 $ (151,863)
                                                                       ==========

18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 2/29/08 and 2/28/07, respectively

                                                           Year Ended      Year Ended
                                                             2/29/08         2/28/07
FROM OPERATIONS:
Net investment income                                      $    2,597      $    3,914
Net realized gain on investments                               51,765          74,970
Change in net unrealized gain (loss) on investments          (206,225)         78,630
                                                           ----------      ----------
    Net increase (decrease) in net assets resulting
      from operations                                      $ (151,863)     $  157,514
                                                           ----------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.04 and $0.04 per share, respectively)      $   (3,198)     $   (3,430)
Net realized gain:
    Class A ($1.56 and $0.56 per share, respectively)        (139,468)        (50,315)
                                                           ----------      ----------
      Total distributions to shareowners                   $ (142,666)     $  (53,745)
                                                           ----------      ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $    3,198               -
                                                           ----------      ----------
    Net increase in net assets resulting from
      Fund share transactions                              $    3,198               -
                                                           ----------      ----------
    Net increase (decrease) in net assets                  $ (291,331)     $  103,769
NET ASSETS:
Beginning of year                                          $1,155,996      $1,052,227
                                                           ----------      ----------
End of year                                                $  864,665      $1,155,996
                                                           ==========      ==========
Undistributed net investment income                        $        -      $      484
                                                           ==========      ==========

                   '08 Shares     '08 Amount      '07 Shares    '07 Amount
CLASS A
Shares sold               305       $  3,198               -      $      -
                     --------       --------        --------      --------
  Net increase            305       $  3,198               -      $      -
                     ========       ========        ========      ========

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Select Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             Year Ended   Year Ended
                                                                               2/29/08      2/28/07
CLASS A
Net asset value, beginning of period                                         $   12.94     $  11.78
                                                                             ---------     --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                               $    0.03     $   0.04
  Net realized and unrealized gain (loss) on investments                         (1.72)        1.72
                                                                             ---------     --------
    Net increase (decrease) from investment operations                       $   (1.69)    $   1.76
Distribution to shareowners:
  Net investment income                                                          (0.04)       (0.04)
  Net realized gain                                                              (1.56)       (0.56)
                                                                             ---------     --------
Net increase (decrease) in net asset value                                   $   (3.29)    $   1.16
                                                                             ---------     --------
Net asset value, end of period                                               $    9.65     $  12.94
                                                                             =========     ========
Total return*                                                                   (14.30)%      15.11%
Ratio of net expenses to average net assets+                                      1.25%        1.25%
Ratio of net investment income (loss) to average net assets+                      0.23%        0.36%
Portfolio turnover rate                                                             92%         118%
Net assets, end of period (in thousands)                                     $     865     $  1,156
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                    7.59%        7.59%
  Net investment loss                                                            (6.11)%      (5.98)%

                                                                                          6/10/04 (a)
                                                                             Year Ended       to
                                                                               2/28/06      2/28/05
CLASS A
Net asset value, beginning of period                                         $   11.42     $  10.00
                                                                             ---------     --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                               $    0.02     $  (0.02)
  Net realized and unrealized gain (loss) on investments                          1.06         1.56
                                                                             ---------     --------
    Net increase (decrease) from investment operations                       $    1.08     $   1.54
Distribution to shareowners:
  Net investment income                                                          (0.02)           -
  Net realized gain                                                              (0.70)       (0.12)
                                                                             ---------     --------
Net increase (decrease) in net asset value                                   $    0.36     $   1.42
                                                                             ---------     --------
Net asset value, end of period                                               $   11.78     $  11.42
                                                                             =========     ========
Total return*                                                                     9.56%       15.47%(b)
Ratio of net expenses to average net assets+                                      1.25%        1.25%**
Ratio of net investment income (loss) to average net assets+                      0.12%       (0.21)%**
Portfolio turnover rate                                                             79%          46%(b)
Net assets, end of period (in thousands)                                     $   1,052     $    285
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                    9.58%       39.02%**
  Net investment loss                                                            (8.21)%     (37.99)%**

(a)  Class A shares were first offered on June 10, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  20

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Select Value Fund (the Fund) is a Delaware statutory business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 8, 2004, and commenced operations on June 10, 2004. To date, no shares have been offered to the public. The Fund shares outstanding at February 29, 2008 are owned by Pioneer Funds Distributor, Inc. (PFD). The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains information regarding the Fund's principal risks. Please refer to that document when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08                                (continued)
--------------------------------------------------------------------------------

     of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of February 29, 2008 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. All tax returns filed thus far are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At February 29, 2008, the Fund has reclassified $127 to decrease paid in capital, $117 to increase undistributed net investment income and $10 to decrease accumulated net realized loss on

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     investments to reflect permanent book/tax differences. The reclassification has no affect on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The Fund has elected to defer approximately $32,330 of capital losses recognized between November 1, 2007 and February 29, 2008 to its fiscal year ending February 28, 2009.

     The tax character of distributions paid during the years ended February 29, 2008 and February 28, 2007 was as follows:


----------------------------------------------------
                                2008          2007
----------------------------------------------------
Distributions paid from:
Ordinary income              $  54,415      $ 34,916
Long-term capital gain          88,251        18,829
                             ---------      --------
    Total                    $ 142,666      $ 53,745
                             =========      ========
----------------------------------------------------

     The following shows the components of earnings on a federal income tax basis at February 29, 2008:

----------------------------------------------------
                                              2008
----------------------------------------------------
Post-October loss deferred                 $ (32,330)
Unrealized depreciation                     (105,927)
                                           ---------
    Total                                  $(138,257)
                                           =========
----------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the year ended February 29, 2008.

D.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08                                (continued)
--------------------------------------------------------------------------------

     custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets.

Through July 1, 2009, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services, including accounting, regulatory reporting and insurance, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1 in management fees, administrative costs and certain other services payable to PIM at February 29, 2008.

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $45 in transfer agent fees payable to PIMSS at February 29, 2008.

4.   Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Plan PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. There were no distribution fees paid to PFD for the year ended February 29, 2008.

5.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Select Value Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Select Value Fund (the "Fund"), including the schedule of investments, as of February 29, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Value Fund at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Boston, Massachusetts
April 9, 2008

Pioneer Select Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Select Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one and three year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period, that PIM is subsidizing the Fund because it has not reached adequate scale, and that, on a hypothetical basis, such fee would remain in the second quintile relative to the peer group at higher asset levels. The Trustees also

Pioneer Select Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

considered the relatively small size of the Fund compared to its peer group Morningstar category. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 77 Pioneer Funds, Mr. West serves as Trustee of 33 of the 77 Pioneer Funds, and Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service
Name and Age                With the Fund           and Term of Office
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 2004.
                            Board, Trustee and      Serves until a succes-
                            President               sor trustee is elected
                                                    or earlier retirement or
                                                    removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March
                            Vice President          2007. Serves until a
                                                    successor trustee is
                                                    elected or earlier
                                                    retirement or removal.
--------------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset      None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Direc-
                            tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of
                            Fiduciary Counseling, Inc.; President and Director of
                            Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                            President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment           None
                            Management USA Inc. (since February 2007); Director and
                            President of Pioneer Investment Management, Inc. and
                            Pioneer Institutional Asset Management, Inc. (since Febru-
                            ary 2007); Executive Vice President of all of the Pioneer
                            Funds (since March 2007); Director of Pioneer Global
                            Asset Management S.p.A. (since April 2007); Head of New
                            Markets Division, Pioneer Global Asset Management S.p.A.
                            (2000 - 2007)
----------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                     Positions Held   Length of Service
Name and Age         With the Fund    and Term of Office
David R. Bock (64)   Trustee          Trustee since 2005.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)    Trustee          Trustee since 2004.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement or
                                      removal.
--------------------------------------------------------------------------------

                                                                                   Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                   by this Trustee
David R. Bock (64)   Executive Vice President and Chief Financial Officer,         Director of The Enterprise
                     I-trax, Inc. (publicly traded health care services company)   Social Investment
                     (2004 - 2007); Partner, Federal City Capital Advisors         Company (privately-held
                     (boutique merchant bank) (1997 to 2004 and 2008 -             affordable housing
                     present); and Executive Vice President and Chief Financial    finance company); and
                     Officer, Pedestal Inc. (internet-based mortgage trading       Director of New York
                     company) (2000 - 2002)                                        Mortgage Trust (publicly
                                                                                   traded mortgage REIT)
----------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)    President, Bush International, LLC (international financial   Director of Brady Corpora-
                     advisory firm)                                                tion (industrial identifica-
                                                                                   tion and specialty coated
                                                                                   material products
                                                                                   manufacturer); Director of
                                                                                   Briggs & Stratton Co.
                                                                                   (engine manufacturer);
                                                                                   Director of UAL Corpora-
                                                                                   tion (airline holding
                                                                                   company); Director of
                                                                                   Mantech International
                                                                                   Corporation (national
                                                                                   security, defense, and
                                                                                   intelligence technology
                                                                                   firm); and Member, Board
                                                                                   of Governors, Investment
                                                                                   Company Institute
----------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held  Length of Service
Name and Age                With the Fund   and Term of Office
Margaret B.W. Graham (60)   Trustee         Trustee since 2004.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee         Trustee since 2004.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Stephen K. West (79)        Trustee         Trustee since 2004.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 2004.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                   by this Trustee
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,    None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                            Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                            ties services) (1986 - 2004)                                  for securities lending
                                                                                          industry)
-------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    President and Chief Executive Officer, Newbury, Piret &       Director of New America
                            Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                          (closed-end investment
                                                                                          company)
-------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)        Senior Counsel, Sullivan & Cromwell LLP (law firm)            Director, The Swiss
                                                                                          Helvetia Fund, Inc.
                                                                                          (closed-end investment
                                                                                          company)
-------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          President, John Winthrop & Co., Inc.                          None
                            (private investment firm)
-------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (60)     Secretary             Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds
                             since September 2003; Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
-------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President -- Fund Accounting, Administration and        None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-       None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Katherine Kim Sullivan (34)   Assistant Treasurer   Since 2004. Serves at
                                                    the discretion of the
                                                    Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance      Since January 2007.
                              Officer               Serves at the discre-
                                                    tion of the Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                 by this Officer
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,              None
                              Administration and Controllership Services since June
                              2003 and Assistant Treasurer of all of the Pioneer Funds
                              since September 2003; Assistant Vice President - Mutual
                              Fund Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank Asset
                              Management)
-------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006     None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
-------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                            www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and routine filings of its Form N-1A, totaled approximately $25,440 in 2008 and approximately $24,460 in 2007.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended February 28, 2007 and February 28, 2008.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $7,820 in 2008 and approximately $7,515 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended February 28, 2007 and February 28, 2008.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
The Fund's audit committee is required to pre-approve services to affiliates, as defined by SEC rules, to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended February 28, 2007 and February 28, 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,820 in 2008 and $7,515 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.